Investments (Fixed Maturity Securities by Sector) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, amortized cost	$ 4,605	$ 4,464
Fixed maturity securities, allowance for credit losses	0	0
Fixed maturity securities, gross unrealized gains	6	261
Fixed maturity securities, gross unrealized losses	586	28
Fixed maturity securities, estimated fair value	4,025	4,697
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, amortized cost	2,349	2,315
Fixed maturity securities, allowance for credit losses	0	0
Fixed maturity securities, gross unrealized gains	2	143
Fixed maturity securities, gross unrealized losses	321	15
Fixed maturity securities, estimated fair value	2,030	2,443
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, amortized cost	779	669
Fixed maturity securities, allowance for credit losses	0	0
Fixed maturity securities, gross unrealized gains	1	31
Fixed maturity securities, gross unrealized losses	109	7
Fixed maturity securities, estimated fair value	671	693
U.S. government and agency
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, amortized cost	205	252
Fixed maturity securities, allowance for credit losses	0	0
Fixed maturity securities, gross unrealized gains	0	40
Fixed maturity securities, gross unrealized losses	13	0
Fixed maturity securities, estimated fair value	192	292
RMBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, amortized cost	304	270
Fixed maturity securities, allowance for credit losses	0	0
Fixed maturity securities, gross unrealized gains	2	11
Fixed maturity securities, gross unrealized losses	31	2
Fixed maturity securities, estimated fair value	275	279
CMBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, amortized cost	358	333
Fixed maturity securities, allowance for credit losses	0	0
Fixed maturity securities, gross unrealized gains	0	18
Fixed maturity securities, gross unrealized losses	41	2
Fixed maturity securities, estimated fair value	317	349
State and political subdivision
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, amortized cost	298	290
Fixed maturity securities, allowance for credit losses	0	0
Fixed maturity securities, gross unrealized gains	1	15
Fixed maturity securities, gross unrealized losses	54	2
Fixed maturity securities, estimated fair value	245	303
ABS
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, amortized cost	295	312
Fixed maturity securities, allowance for credit losses	0	0
Fixed maturity securities, gross unrealized gains	0	1
Fixed maturity securities, gross unrealized losses	14	0
Fixed maturity securities, estimated fair value	281	313
Foreign government
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, amortized cost	17	23
Fixed maturity securities, allowance for credit losses	0	0
Fixed maturity securities, gross unrealized gains	0	2
Fixed maturity securities, gross unrealized losses	3	0
Fixed maturity securities, estimated fair value	$ 14	$ 25